Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Victory Portfolios IV
Entity Central Index Key	0002042316
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000256489 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Intrinsic Value Fund
Class Name	Class A
Trading Symbol	PISVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Intrinsic Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.84%^
^	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%	[1]
Net Assets	$ 1,653,506
Holdings Count | Holding	54	[2]
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of March 31, 2025)
Fund net assets	$1,653,506%
Total number of portfolio holdings	54^^
Portfolio turnover rate	43%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of March 31, 2025 )*
Financials	29.0%
Health Care	13.4%
Energy	11.0%
Industrials	10.5%
Consumer Discretionary	7.0%
Consumer Staples	6.5%
Information Technology	6.0%
Communication Services	5.4%
Basic Materials	5.4%
Utilities	3.5%
Real Estate	1.5%
Materials	0.8%
*	As a percentage of total investments excluding short‑term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Intrinsic Value Fund (the “Predecessor Fund”) reorganized with Victory Intrinsic Value Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Intrinsic Value Fund (the “Predecessor Fund”) reorganized with Victory Intrinsic Value Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

C000256490 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Intrinsic Value Fund
Class Name	Class C
Trading Symbol	PVCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Intrinsic Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$79	1.57%^
^	Annualized

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.57%	[3]
Net Assets	$ 1,653,506
Holdings Count | Holding	54	[4]
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of March 31, 2025)
Fund net assets	$1,653,506%
Total number of portfolio holdings	54^^
Portfolio turnover rate	43%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of March 31, 2025 )*
Financials	29.0%
Health Care	13.4%
Energy	11.0%
Industrials	10.5%
Consumer Discretionary	7.0%
Consumer Staples	6.5%
Information Technology	6.0%
Communication Services	5.4%
Basic Materials	5.4%
Utilities	3.5%
Real Estate	1.5%
Materials	0.8%
*	As a percentage of total investments excluding short‑term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Intrinsic Value Fund (the “Predecessor Fund”) reorganized with Victory Intrinsic Value Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Intrinsic Value Fund (the “Predecessor Fund”) reorganized with Victory Intrinsic Value Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

C000256488 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Intrinsic Value Fund
Class Name	Class Y
Trading Symbol	PISYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Intrinsic Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$28	0.55%^
^	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[5]
Net Assets	$ 1,653,506
Holdings Count | Holding	54	[6]
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of March 31, 2025)
Fund net assets	$1,653,506%
Total number of portfolio holdings	54^^
Portfolio turnover rate	43%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of March 31, 2025 )*
Financials	29.0%
Health Care	13.4%
Energy	11.0%
Industrials	10.5%
Consumer Discretionary	7.0%
Consumer Staples	6.5%
Information Technology	6.0%
Communication Services	5.4%
Basic Materials	5.4%
Utilities	3.5%
Real Estate	1.5%
Materials	0.8%
*	As a percentage of total investments excluding short‑term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Intrinsic Value Fund (the “Predecessor Fund”) reorganized with Victory Intrinsic Value Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Intrinsic Value Fund (the “Predecessor Fund”) reorganized with Victory Intrinsic Value Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

C000256500 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Strategic Income Fund
Class Name	Class A
Trading Symbol	PSRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Strategic Income Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	1.04%^
^	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.04%	[7]
Net Assets	$ 3,388,489,628
Holdings Count | Holding	1,165	[8]
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of March 31, 2025)
Fund net assets	$3,388,489,628%
Total number of portfolio holdings	1,165^^
Portfolio turnover rate	29%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of March 31, 2025 ) *
Corporate Bonds	45.2%
U.S. Government and Agency Obligations	21.8%
Asset Backed Securities	10.4%
Collateralized Mortgage Obligations	8.4%
Commercial Mortgage-Backed Securities	5.7%
Insurance-Linked Securities	3.7%
Foreign Government Bonds	3.6%
Senior Secured Floating Rate Loan Interests	0.8%
Convertible Corporate Bonds	0.3%
Common Stocks	0.1%
Other	0.0%
*	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Strategic Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Strategic Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Strategic Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Strategic Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

C000256504 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Strategic Income Fund
Class Name	Class C
Trading Symbol	PSRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Strategic Income Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$84	1.69%^
^	Annualized

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.69%	[9]
Net Assets	$ 3,388,489,628
Holdings Count | Holding	1,165	[10]
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of March 31, 2025)
Fund net assets	$3,388,489,628%
Total number of portfolio holdings	1,165^^
Portfolio turnover rate	29%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of March 31, 2025 ) *
Corporate Bonds	45.2%
U.S. Government and Agency Obligations	21.8%
Asset Backed Securities	10.4%
Collateralized Mortgage Obligations	8.4%
Commercial Mortgage-Backed Securities	5.7%
Insurance-Linked Securities	3.7%
Foreign Government Bonds	3.6%
Senior Secured Floating Rate Loan Interests	0.8%
Convertible Corporate Bonds	0.3%
Common Stocks	0.1%
Other	0.0%
*	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Strategic Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Strategic Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Strategic Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Strategic Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

C000256503 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Strategic Income Fund
Class Name	Class R
Trading Symbol	STIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Strategic Income Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$67	1.35%^
^	Annualized

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.35%	[11]
Net Assets	$ 3,388,489,628
Holdings Count | Holding	1,165	[12]
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of March 31, 2025)
Fund net assets	$3,388,489,628%
Total number of portfolio holdings	1,165^^
Portfolio turnover rate	29%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of March 31, 2025 ) *
Corporate Bonds	45.2%
U.S. Government and Agency Obligations	21.8%
Asset Backed Securities	10.4%
Collateralized Mortgage Obligations	8.4%
Commercial Mortgage-Backed Securities	5.7%
Insurance-Linked Securities	3.7%
Foreign Government Bonds	3.6%
Senior Secured Floating Rate Loan Interests	0.8%
Convertible Corporate Bonds	0.3%
Common Stocks	0.1%
Other	0.0%
*	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Strategic Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Strategic Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class R shares of the Predecessor Fund received Class R shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Strategic Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Strategic Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

C000256501 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Strategic Income Fund
Class Name	Class R6
Trading Symbol	STRKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Strategic Income Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6+	$30	0.59%^
+	Effective April 1, 2025, Class K shares of the Predecessor Fund were reorganized into Class R6 shares of the Fund. See “Material Fund Changes” below.
^	Annualized

Expenses Paid, Amount	$ 30	[13]
Expense Ratio, Percent	0.59%	[13],[14]
Net Assets	$ 3,388,489,628
Holdings Count | Holding	1,165	[15]
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of March 31, 2025)
Fund net assets	$3,388,489,628%
Total number of portfolio holdings	1,165^^
Portfolio turnover rate	29%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of March 31, 2025 ) *
Corporate Bonds	45.2%
U.S. Government and Agency Obligations	21.8%
Asset Backed Securities	10.4%
Collateralized Mortgage Obligations	8.4%
Commercial Mortgage-Backed Securities	5.7%
Insurance-Linked Securities	3.7%
Foreign Government Bonds	3.6%
Senior Secured Floating Rate Loan Interests	0.8%
Convertible Corporate Bonds	0.3%
Common Stocks	0.1%
Other	0.0%
*	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Strategic Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Strategic Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6 shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Strategic Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Strategic Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

C000256502 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Strategic Income Fund
Class Name	Class Y
Trading Symbol	STRYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Strategic Income Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$35	0.69%^
^	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[16]
Net Assets	$ 3,388,489,628
Holdings Count | Holding	1,165	[17]
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of March 31, 2025)
Fund net assets	$3,388,489,628%
Total number of portfolio holdings	1,165^^
Portfolio turnover rate	29%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of March 31, 2025 ) *
Corporate Bonds	45.2%
U.S. Government and Agency Obligations	21.8%
Asset Backed Securities	10.4%
Collateralized Mortgage Obligations	8.4%
Commercial Mortgage-Backed Securities	5.7%
Insurance-Linked Securities	3.7%
Foreign Government Bonds	3.6%
Senior Secured Floating Rate Loan Interests	0.8%
Convertible Corporate Bonds	0.3%
Common Stocks	0.1%
Other	0.0%
*	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Strategic Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Strategic Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Strategic Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Strategic Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

C000256629 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Global Growth Fund
Class Name	Class A
Trading Symbol	SUGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Global Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	1.00%^
^	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.00%	[18]
Net Assets	$ 2,628,126
Holdings Count | Holding	48	[19]
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of March 31, 2025)
Fund net assets	$2,628,126%
Total number of portfolio holdings	48^^
Portfolio turnover rate	19%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
GEOGRAPHIC DISTRIBUTION
(as of March 31, 2025 )*
United States	60.1%
Japan	8.8%
Netherlands	5.1%
France	4.3%
United Kingdom	3.1%
Germany	3.1%
Italy	3.0%
South Korea	2.9%
Taiwan	2.8%
Switzerland	1.9%
Spain	1.7%
Denmark	1.7%
China	1.5%
*	As a percentage of total investments excluding short‑term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Global Sustainable Growth Fund (the “Predecessor Fund”) reorganized with Victory Global Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Global Sustainable Growth Fund (the “Predecessor Fund”) reorganized with Victory Global Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

C000256630 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Global Growth Fund
Class Name	Class C
Trading Symbol	SUGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Global Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$84	1.71%^
^	Annualized

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.71%	[20]
Net Assets	$ 2,628,126
Holdings Count | Holding	48	[21]
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of March 31, 2025)
Fund net assets	$2,628,126%
Total number of portfolio holdings	48^^
Portfolio turnover rate	19%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
GEOGRAPHIC DISTRIBUTION
(as of March 31, 2025 )*
United States	60.1%
Japan	8.8%
Netherlands	5.1%
France	4.3%
United Kingdom	3.1%
Germany	3.1%
Italy	3.0%
South Korea	2.9%
Taiwan	2.8%
Switzerland	1.9%
Spain	1.7%
Denmark	1.7%
China	1.5%
*	As a percentage of total investments excluding short‑term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Global Sustainable Growth Fund (the “Predecessor Fund”) reorganized with Victory Global Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Global Sustainable Growth Fund (the “Predecessor Fund”) reorganized with Victory Global Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

C000256628 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Global Growth Fund
Class Name	Class Y
Trading Symbol	SUGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Global Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$35	0.70%^
^	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[22]
Net Assets	$ 2,628,126
Holdings Count | Holding	48	[23]
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of March 31, 2025)
Fund net assets	$2,628,126%
Total number of portfolio holdings	48^^
Portfolio turnover rate	19%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
GEOGRAPHIC DISTRIBUTION
(as of March 31, 2025 )*
United States	60.1%
Japan	8.8%
Netherlands	5.1%
France	4.3%
United Kingdom	3.1%
Germany	3.1%
Italy	3.0%
South Korea	2.9%
Taiwan	2.8%
Switzerland	1.9%
Spain	1.7%
Denmark	1.7%
China	1.5%
*	As a percentage of total investments excluding short‑term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Global Sustainable Growth Fund (the “Predecessor Fund”) reorganized with Victory Global Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Global Sustainable Growth Fund (the “Predecessor Fund”) reorganized with Victory Global Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

C000256633 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Global Value Fund
Class Name	Class A
Trading Symbol	PGSVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Global Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.99%^
^	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%	[24]
Net Assets	$ 2,921,090
Holdings Count | Holding	64	[25]
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of March 31, 2025)
Fund net assets	$2,921,090%
Total number of portfolio holdings	64^^
Portfolio turnover rate	27%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
GEOGRAPHIC DISTRIBUTION
(as of March 31, 2025 )*
United States	50.3%
United Kingdom	10.9%
Japan	8.5%
South Korea	6.9%
Switzerland	3.9%
Netherlands	3.6%
Germany	3.1%
Ireland	2.7%
China	2.6%
Canada	2.5%
France	2.2%
Italy	1.1%
Other (individually less than 1.0%)	1.7%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Global Sustainable Value Fund (the “Predecessor Fund”) reorganized with Victory Global Value Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Global Sustainable Value Fund (the “Predecessor Fund”) reorganized with Victory Global Value Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

C000256631 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Global Value Fund
Class Name	Class C
Trading Symbol	GBVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Global Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$86	1.71%^
^	Annualized

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.71%	[26]
Net Assets	$ 2,921,090
Holdings Count | Holding	64	[27]
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of March 31, 2025)
Fund net assets	$2,921,090%
Total number of portfolio holdings	64^^
Portfolio turnover rate	27%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
GEOGRAPHIC DISTRIBUTION
(as of March 31, 2025 )*
United States	50.3%
United Kingdom	10.9%
Japan	8.5%
South Korea	6.9%
Switzerland	3.9%
Netherlands	3.6%
Germany	3.1%
Ireland	2.7%
China	2.6%
Canada	2.5%
France	2.2%
Italy	1.1%
Other (individually less than 1.0%)	1.7%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Global Sustainable Value Fund (the “Predecessor Fund”) reorganized with Victory Global Value Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Global Sustainable Value Fund (the “Predecessor Fund”) reorganized with Victory Global Value Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

C000256632 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Global Value Fund
Class Name	Class Y
Trading Symbol	PSUYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Global Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$35	0.70%^
^	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[28]
Net Assets	$ 2,921,090
Holdings Count | Holding	64	[29]
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of March 31, 2025)
Fund net assets	$2,921,090%
Total number of portfolio holdings	64^^
Portfolio turnover rate	27%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
GEOGRAPHIC DISTRIBUTION
(as of March 31, 2025 )*
United States	50.3%
United Kingdom	10.9%
Japan	8.5%
South Korea	6.9%
Switzerland	3.9%
Netherlands	3.6%
Germany	3.1%
Ireland	2.7%
China	2.6%
Canada	2.5%
France	2.2%
Italy	1.1%
Other (individually less than 1.0%)	1.7%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Global Sustainable Value Fund (the “Predecessor Fund”) reorganized with Victory Global Value Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Global Sustainable Value Fund (the “Predecessor Fund”) reorganized with Victory Global Value Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

[1]	Annualized
[2]	Excluding short-term investments and all derivative contracts except for options purchased.
[3]	Annualized
[4]	Excluding short-term investments and all derivative contracts except for options purchased.
[5]	Annualized
[6]	Excluding short-term investments and all derivative contracts except for options purchased.
[7]	Annualized
[8]	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[9]	Annualized
[10]	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[11]	Annualized
[12]	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[13]	Effective April 1, 2025, Class K shares of the Predecessor Fund were reorganized into Class R6 shares of the Fund. See “Material Fund Changes” below.
[14]	Annualized
[15]	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[16]	Annualized
[17]	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[18]	Annualized
[19]	Excluding short-term investments and all derivative contracts except for options purchased.
[20]	Annualized
[21]	Excluding short-term investments and all derivative contracts except for options purchased.
[22]	Annualized
[23]	Excluding short-term investments and all derivative contracts except for options purchased.
[24]	Annualized
[25]	Excluding short-term investments and all derivative contracts except for options purchased.
[26]	Annualized
[27]	Excluding short-term investments and all derivative contracts except for options purchased.
[28]	Annualized
[29]	Excluding short-term investments and all derivative contracts except for options purchased.